UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS LifeCompass 2015 Fund
	Shares	Value ($)
Equity - Equity Funds 46.9%
DWS Capital Growth Fund "Institutional"	105,913	6,114,338
DWS Communications Fund "Institutional"	15,097	291,071
DWS Diversified International Equity Fund "Institutional"	285,066	2,160,800
DWS Dreman International Value Fund "Institutional"	1,843	18,046
DWS Dreman Mid Cap Value Fund "Institutional"	24,652	299,278
DWS Dreman Small Cap Value Fund "Institutional"	47,400	1,852,851
DWS EAFE Equity Index Fund "Institutional"	15,083	204,374
DWS Emerging Markets Equity Fund "Institutional"	147,168	2,843,284
DWS Equity 500 Index Fund "Institutional"	74,344	11,376,821
DWS Global Small Cap Growth Fund "Institutional"	13,504	574,054
DWS Global Thematic Fund "Institutional"	49,106	1,245,335
DWS Gold & Precious Metals Fund "Institutional"	18,028	400,403
DWS Growth & Income Fund "Institutional"	442,700	7,906,627
DWS Health Care Fund "Institutional"*	58,060	1,686,630
DWS International Fund "Institutional"	101,054	4,728,315
DWS Large Cap Focus Growth Fund "Institutional"*	7,537	242,686
DWS Large Cap Value Fund "Institutional"	198,460	3,731,044
DWS RREEF Global Infrastructure Fund "Institutional"	1,593	16,802
DWS RREEF Global Real Estate Securities Fund "Institutional"	18,706	152,265
DWS RREEF Real Estate Securities Fund "Institutional"	54,622	1,106,636
DWS S&P 500 Plus Fund "S"	632,784	8,251,506
DWS Small Cap Core Fund "S"	269,750	5,047,021
DWS Small Cap Growth Fund "Institutional"*	64,578	1,606,048
DWS Strategic Value Fund "Institutional"	251,966	8,775,975
DWS Technology Fund "Institutional"	260,546	3,889,955
DWS World Dividend Fund "Institutional"	91,119	2,318,073

Total Equity - Equity Funds (Cost $63,644,879)		76,840,238
Equity - Exchange-Traded Funds 9.4%
iShares MSCI Australia Index Fund	100,948	2,697,330
iShares MSCI Canada Index Fund	22,673	745,942
iShares MSCI EAFE Small Cap Index Fund	32,786	1,467,829
iShares MSCI France Index Fund	3,811	107,013
iShares MSCI Germany Index Fund	71,558	1,942,800
iShares MSCI Japan Index Fund	251,571	2,583,634
iShares MSCI United Kingdom Index Fund	311,788	5,817,964

Total Equity - Exchange-Traded Funds (Cost $12,583,815)		15,362,512
Fixed Income - Bond Funds 43.7%
DWS Core Fixed Income Fund "Institutional"	1,927,274	18,289,834
DWS Enhanced Commodity Strategy Fund "Institutional"*	167,438	783,610
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	153,045	1,651,360
DWS Enhanced Global Bond Fund "S"	755,252	7,960,353
DWS Floating Rate Plus Fund "Institutional"	88,115	833,564
DWS Global Inflation Plus Fund "Institutional"	621,461	6,649,636
DWS GNMA Fund "Institutional"	60,132	933,849
DWS High Income Fund "Institutional"	1,022,223	5,019,115
DWS Short Duration Plus Fund "Institutional"	1,176,395	11,222,805
DWS US Bond Index Fund "Institutional"	1,694,938	18,254,478

Total Fixed Income - Bond Funds (Cost $71,626,684)		71,598,604
Market Neutral Fund 0.3%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $423,848)	44,639	417,378

Fixed Income - Money Market Fund 0.2%
Central Cash Management Fund (Cost $386,850)	386,850	386,850

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $148,666,076) †	100.5	164,605,582
Other Assets and Liabilities, Net	(0.5)	(837,049)

Net Assets	100.0	163,768,533

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $154,189,793.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $10,415,789.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,989,228 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,573,439.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$76,840,238	$—	$—	$76,840,238
Exchange-Traded Funds	15,362,512	—	—	15,362,512
Bond Funds	71,598,604	—	—	71,598,604
Market Neutral Fund	417,378	—	—	417,378
Money Market Fund	386,850	—	—	386,850
Total	$164,605,582	$—	$—	$164,605,582

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011